Financial Instruments (Details 6) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014 item
Nonfinancial items measured at fair value on a non-recurring
Impairment loss	$ 75,776,000	$ 19,004,000	$ 129,630,000
Vessel
Nonfinancial items measured at fair value on a non-recurring
Number of vessels whose charterparties were revised	8
Impairment loss	(75,776,000)	0	129,600,000
Vessel | Carrying value
Nonfinancial items measured at fair value on a non-recurring
Fixed asset,net			167,800,000
Vessel | Non-recurring basis | Total
Nonfinancial items measured at fair value on a non-recurring
Fixed asset,net	92,000,000
Vessel | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Nonfinancial items measured at fair value on a non-recurring
Fixed asset,net	92,000,000
ZIM
Nonfinancial items measured at fair value on a non-recurring
Number of vessels whose charterparties were revised	6			6
Unsecured notes maturity term	9 years
Impairment loss		$ 19,000,000